Lease - Schedule of Future Minimum Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Future minimum lease payments remaining
Remainder of 2022	$ 34
2023	206	$ 202
2024	210	206
2025	178	210
Total minimum lease payments	628	796
Less imputed interest	(55)	(88)
Present value of lease payments	$ 573	$ 708